Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended		2 Months Ended	3 Months Ended					4 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended				10 Months Ended	12 Months Ended			14 Months Ended	15 Months Ended			18 Months Ended		20 Months Ended	21 Months Ended			24 Months Ended		26 Months Ended	27 Months Ended			30 Months Ended	32 Months Ended	33 Months Ended		38 Months Ended	39 Months Ended	44 Months Ended	50 Months Ended	56 Months Ended
	Oct. 01, 2025	Jun. 09, 2025	Apr. 01, 2025	Mar. 10, 2025	Sep. 29, 2023	Mar. 20, 2023	Oct. 03, 2022	May 11, 2021	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2021	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2021	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Jun. 30, 2023	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000262782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Ethereum Option Income Strategy ETF
Accumulated Value	$ 10,000											$ 7,363
C000245670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Accumulated Value					$ 10,000									$ 14,435						$ 22,360						$ 19,567					$ 17,574			$ 23,640			$ 17,305			$ 20,387			$ 23,999			$ 19,858
C000237195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Web3 ETF
Accumulated Value							$ 10,000									$ 8,775												$ 13,684								$ 17,385						$ 17,763						$ 22,084				$ 26,848		$ 28,293
C000261969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Crypto Industry Innovators ETF
Accumulated Value								$ 10,000			$ 9,678													$ 8,762									$ 2,313						$ 1,423						$ 3,346					$ 4,909			$ 5,704		$ 7,197	$ 8,398	$ 8,520
C000258472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise MSTR Option Income Strategy ETF
Accumulated Value			$ 10,000										$ 12,330						$ 10,169						$ 5,154
C000261247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise GME Option Income Strategy ETF
Accumulated Value		$ 10,000							$ 8,594								$ 9,756					$ 7,541
C000263326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise CRCL Option Income Strategy ETF
Accumulated Value	10,000											6,969
C000258471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise MARA Option Income Strategy ETF
Accumulated Value			10,000										11,936						11,414						6,064
C000243870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Accumulated Value					10,000									13,757						20,317						18,754					14,245			18,151			13,385			17,447			23,440			18,143
C000258470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise COIN Option Income Strategy ETF
Accumulated Value			10,000										13,584						12,968						8,779
C000258474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Bitcoin Standard Corporations ETF
Accumulated Value				$ 10,000						$ 8,750.68								$ 12,599.07					$ 13,454.56						$ 8,709.96
C000240952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Accumulated Value						$ 10,000									$ 10,737						$ 9,228						$ 14,056					$ 23,023			$ 19,008			$ 19,689			$ 28,546			$ 24,953			$ 27,279		$ 27,254		$ 22,673
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	10,000	$ 10,338.97	10,002.85	10,373.27	$ 10,230.21	$ 11,052.16	$ 11,169.16	$ 11,313.25	10,484.64	$ 11,178.95	11,097.4	$ 11,950.1	$ 12,348.17		$ 11,475.75	11,999.01	11,584.18	$ 12,267.37	$ 12,877.14	$ 12,222.31	12,255.98	12,317.58		$ 13,635.16		9,272.06	$ 13,963.65	$ 14,091.34	13,240.8	$ 13,367.1		9,486.19	$ 14,829.78	$ 15,280.31	15,265.56	$ 16,034.62		11,088.86	$ 16,460.34	$ 16,228.11	16,553.59		11,979.89	$ 18,012.43	17,580.37	13,811.85	19,513.36	14,977.21	15,906.22	17,655.14
Bitwise Web3 Equities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Web3 Equities Index
Accumulated Value							$ 10,000									$ 8,780.36												$ 13,747.5								$ 17,512.36						$ 17,934						$ 22,361.96				$ 27,283.38		$ 28,853.48
Bitwise Crypto Innovators 30 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Crypto Innovators 30 Index
Accumulated Value								$ 10,000			$ 9,725.72													$ 8,815.80									$ 2,327.46						$ 1,419.56						$ 3,314.38					$ 4,828.64			$ 5,581.32		$ 7,069.23	$ 8,284.65	$ 8,445.11
Bitwise Bitcoin Standard Corporations Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bitwise Bitcoin Standard Corporations Index
Accumulated Value				$ 10,000						$ 8,791.77								$ 12,248.88					$ 13,158.92						$ 8,524.57